Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 76,947	$ 67,229	$ 27,230
Trading Containers
Segment Reporting Information [Line Items]
Revenue	23,791	32,045	31,941
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	48,767	46,328	13,082
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue	10,517	14,317	14,896
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	10,863	10,516	5,538
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue	1,821	5,321	3,991
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	17,317	10,385	8,610
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 11,453	12,404	13,045
All other international | Trading Containers
Segment Reporting Information [Line Items]
Revenue		$ 3	$ 9